                                ING EQUITY TRUST
                              ING MidCap Value Fund
                             ING SmallCap Value Fund

                       Supplement dated February 23, 2004
   to the ING Equity Trust, ING Investment Funds, Inc. and ING Mayflower Trust
                    Statement of Additional Information (SAI)
                             Dated February 1, 2004


Effective February 1, 2004 the annual investment management fee and annual sub-advisory fee schedules for the ING MidCap Value Fund and ING SmallCap Value Fund were amended to include the addition of breakpoints. To reflect these changes, the SAI is amended as follows:

      The MidCap Value and SmallCap Value sections of the Annual Investment Management Fee table beginning on page 35 are deleted and replaced with the following:

        SERIES                                ANNUAL INVESTMENT MANAGEMENT FEE
        ------                                --------------------------------
  MidCap Value Fund      1.00% of the Fund's average daily net assets on the first $50 million; and
                         0.90% of the Fund's average daily net assets thereafter.

  SmallCap Value Fund    1.00% of the Fund's average daily net assets on the first $50 million; and
                         0.90% of the Fund's average daily net assets thereafter.

      The MidCap Value and SmallCap Value sections of the Annual Sub-Advisory Fee table on page 39 are deleted and replaced with the following:

         FUND                                     ANNUAL SUB-ADVISORY FEE
         ----                                     -----------------------
  MidCap Value Fund      0.70% of the Fund's average daily net assets on the first $50 million; and
                         0.60% of the Fund's average daily net assets in excess of $50 million.

  SmallCap Value Fund    0.70% of the Fund's average daily net assets on the first $50 million; and
                         0.60% of the Fund's average daily net assets in excess of $50 million.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE